WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	COMMUNICATIONS — 5.4%
26,600	GoDaddy, Inc. - Class A*	$4,170,348
	CONSUMER DISCRETIONARY — 15.8%
21,800	Beacon Roofing Supply, Inc.*	1,884,174
21,800	CarMax, Inc.*	1,686,884
14,400	Dorman Products, Inc.*	1,628,928
24,900	Masco Corp.	2,090,106
3,500	Pool Corp.	1,318,800
25,200	Wyndham Hotels & Resorts, Inc.	1,969,128
37,800	YETI Holdings, Inc.*	1,550,934
		12,128,954
	CONSUMER STAPLES — 5.0%
83,700	Grocery Outlet Holding Corp.*	1,468,935
10,300	Inter Parfums, Inc.	1,333,644
6,100	Lancaster Colony Corp.	1,077,077
		3,879,656
	FINANCIALS — 7.9%
34,000	Brown & Brown, Inc.	3,522,400
4,600	Enstar Group Ltd.*	1,479,314
625	White Mountains Insurance Group Ltd.	1,060,125
		6,061,839
	HEALTH CARE — 9.6%
15,600	Addus HomeCare Corp.*	2,075,268
16,200	Ensign Group, Inc.	2,329,884
16,500	ICU Medical, Inc.*	3,006,630
		7,411,782
	INDUSTRIALS — 29.8%
30,400	AMN Healthcare Services, Inc.*	1,288,656
65,500	API Group Corp.*	2,162,810
32,500	AZEK Co., Inc.*	1,521,000
8,700	EMCOR Group, Inc.	3,745,611
20,900	Graco, Inc.	1,828,959
108,900	Hayward Holdings, Inc.*	1,670,526
10,200	Landstar System, Inc.	1,926,474
78,900	R1 RCM, Inc.*	1,118,013
10,700	SiteOne Landscape Supply, Inc.*	1,614,737
28,500	Tetra Tech, Inc.	1,344,060
103,800	Verra Mobility Corp.*	2,886,678
3,750	Watsco, Inc.	1,844,550
		22,952,074

WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 6.1%
20,700	Ashland, Inc.	$1,800,279
105,700	Element Solutions, Inc.	2,870,812
		4,671,091
	REAL ESTATE — 4.1%
11,700	Jones Lang LaSalle, Inc.*	3,156,777
	TECHNOLOGY — 13.3%
13,600	Booz Allen Hamilton Holding Corp.	2,213,536
20,300	Entegris, Inc.	2,284,359
15,800	MKS Instruments, Inc.	1,717,618
11,300	PTC, Inc.*	2,041,458
5,300	Zebra Technologies Corp. - Class A*	1,962,696
		10,219,667
	TOTAL COMMON STOCKS
	(Cost $48,598,004)	74,652,188
	SHORT-TERM INVESTMENTS — 3.0%
2,288,849	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.70%[1]	2,288,849
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,288,849)	2,288,849
	TOTAL INVESTMENTS — 100.0%
	(Cost $50,886,853)	76,941,037
	Liabilities in Excess of Other Assets — (0.0)%	(16,900)
	TOTAL NET ASSETS — 100.0%	$76,924,137

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.